Derecognition of Financial Assets - Additional Information (Detail) - Securitisations [member] $ in Millions, $ in Millions	Jul. 31, 2025 CAD ($)	Jul. 31, 2025 USD ($)	Apr. 30, 2025 CAD ($)
Subordinated Notes [Member]
Disclosure of financial assets [line items]
Notes and debentures issued	$ 258	$ 186	$ 0
Unsecured Credit Card And Auto Loan [Member]
Disclosure of financial assets [line items]
Assets that entity continues to recognise	$ 2,937		$ 0